Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,123,604	$ 3,147,702
Unbilled receivable	97,561	276,821
Right-of-use asset		27,165
Prepaid expenses and other current assets	1,067,703	1,847,481
Total current assets	2,288,868	5,299,169
Property and equipment, net
Other assets	419,217	585,883
Total assets	2,708,085	5,885,052
Current liabilities:
Accounts payable	1,936,007	2,943,791
Accrued expenses and other liabilities	542,260	2,226,494
Lease liability		27,315
Notes payable and accrued interest	854,697	4,266,610
Total current liabilities	3,332,964	9,464,210
Long-term liabilities:
Notes payable, net of current portion (at fair value)		140,148
Other long-term liabilities	26,388	310,346
Total long-term liabilities	26,388	450,494
Total liabilities	3,359,352	9,914,704
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at December 31, 2023 and December 31, 2022
Common stock, $0.0001 par value, 250,000,000 shares authorized at December 31, 2023 and December 31, 2022; 3,146,157 and 534,571 shares issued at December 31, 2023 and December 31, 2022, respectively; 3,146,076 and 534,490 shares outstanding at December 31, 2023 and December 31, 2022, respectively	315	53
Additional paid-in capital	121,233,901	107,216,566
Accumulated deficit	(121,557,074)	(110,931,063)
Total Ensysce Biosciences, Inc. stockholders’ deficit	(322,858)	(3,714,444)
Noncontrolling interests in stockholders’ deficit	(328,409)	(315,208)
Total stockholders’ deficit	(651,267)	(4,029,652)
Total liabilities and stockholders’ deficit	$ 2,708,085	$ 5,885,052